Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Retirement Plans [Abstract]
Pre-tax contribution maximum percentage	75.00%
Defined contribution plan expense recognized	$ 10.2	$ 10.8	$ 8.0
Employer contribution	2.3	$ 3.8	$ 2.8
Expected future contributions	$ 2.2